CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Share capital - ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000
Share capital - ordinary shares, shares issued	197,446,940	197,446,940
Share capital - ordinary shares, shares outstanding	197,446,940	197,446,940